Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Summary of earnings per share
	June 30, 2016	June 30, 2015
Weighted average number of shares	4,520,745	4,448,624

Net income (loss)	$(268,362)	$(125,143)

Net income (loss) per share	$(0.06)	$(0.03)

	December 31, 2015	December 31, 2014
Weighted average number of shares	4,469,863	9,973,587

Net income (loss)	$(353,923)	$120,648

Net income (loss) per share	$(0.08)	$0.01